FINANCE INCOME AND FINANCE COSTS	12 Months Ended
Dec. 31, 2024
FINANCE INCOME AND FINANCE COSTS
FINANCE INCOME AND FINANCE COSTS

NOTE 19 – FINANCE INCOME AND FINANCE COSTS

Finance income and finance costs for the years ended December 31, 2024, 2023 and 2022, are detailed below:

In Thousands of US Dollars
Description	2024	2023	2022
Interest income	$2	$6	$1
Net foreign exchange gain(loss)	15	1	5
Finance income	17	7	6
Financial costs (Interest and bank charges)	(226)	(58)	(28)
Operating lease interest expense	-	(3)	(15)
Total finance income and costs	$(209)	$(54)	$(37)